                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549


                                    FORM N-Q


             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY


Investment Company Act file number 811-05820
                                   ------------

                      The Hyperion Total Return Fund, Inc.
          ------------------------------------------------------------
               (Exact name of registrant as specified in charter)

One Liberty Plaza, 165 Broadway 36th Fl., New York NY              10006-1404
--------------------------------------------------------------------------------
      (Address of principal executive offices)                     (Zip code)

Thomas F. Doodian One Liberty Plaza, 165 Broadway, New York NY     10006-1404
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-549-8400
                                                    -------------

Date of fiscal year end:  November 30, 2004
                          -------------------

Date of reporting period:  August 31, 2004
                          -------------------

         Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (Sections 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

         A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

Item 1.     Schedule of Investments


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
-------------------------------------------------------------------------------------------------------------------------
THE HYPERION TOTAL RETURN FUND, INC.
PORTFOLIO OF INVESTMENTS - (UNAUDITED)                                                       Principal
August 31, 2004                                                    Interest                    Amount
                                                                     Rate       Maturity       (000s)           Value
-------------------------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT & AGENCY OBLIGATIONS - 57.7%
U.S. GOVERNMENT AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS - 4.2%
  Federal Home Loan Mortgage Corporation
     Series 1675, Class KC.....................................       6.50%     10/15/10     $   5,750 @     $  6,070,453
     Series 1587, Class SK ....................................       9.00+     10/15/08         1,257 #        1,371,519
     Series 1604, Class MC ....................................       9.00+     11/15/08         1,660          1,745,444
     Series 1604, Class SB ....................................       9.00+     11/15/08           319            335,766
                                                                                                             ------------
                                                                                                                9,523,182
                                                                                                             ------------
Federal National Mortgage Association
     Series 1998-W6, Class B3 .................................       7.09      10/25/28         1,777          1,730,583
     Series 1993-170, Class SC ................................       9.00+     09/25/08           332            348,098
     Series 1993-48, Class C ..................................       9.50      04/25/08           359            377,600
                                                                                                             ------------
                                                                                                                2,456,281
                                                                                                             ------------
TOTAL U.S. GOVERNMENT AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS
        (Cost - $11,023,073) ..................................                                                11,979,463
                                                                                                             ------------
U.S. GOVERNMENT AGENCY PASS-THROUGH CERTIFICATES - 48.7%
  Federal Home Loan Mortgage Corporation
     A16170 ...................................................       6.00      12/01/33         5,859 @        6,065,961
     A17112 ...................................................       6.00      12/01/33        19,125 @       19,801,674
     A13915 ...................................................       7.00      09/01/33        15,701 @       16,686,781
     A17331 ...................................................       7.00      12/01/33           126            134,238
     C53494 ...................................................       7.50      06/01/31            52             55,774
     C56878 ...................................................       8.00      08/01/31         1,364          1,480,742
     C56879 ...................................................       8.00      08/01/31           214            232,311
     C58516 ...................................................       8.00      09/01/31           616            668,196
     C59641 ...................................................       8.00      10/01/31           911            989,001
     C55166 ...................................................       8.50      07/01/31           223            242,220
     C55167 ...................................................       8.50      07/01/31           695            756,011
     C55168 ...................................................       8.50      07/01/31           416            451,910
     C55169 ...................................................       8.50      07/01/31           545            592,823
     C58521 ...................................................       8.50      09/01/31            61             65,939
     C60422 ...................................................       8.50      10/01/31           215            234,282
     C60423 ...................................................       8.50      10/01/31           846            920,119
     C60424 ...................................................       8.50      10/01/31           334            363,626
     G01466 ...................................................       9.50      12/01/22         4,001 @        4,506,247
     555538 ...................................................      10.00      03/01/21         3,651 @        4,071,571
                                                                                                             ------------
                                                                                                               58,319,426
                                                                                                             ------------
Federal National Mortgage Association
     649881 ...................................................       6.00      09/01/32         4,658 @        4,832,258
     650162 ...................................................       6.50      10/01/32         3,261 @        3,435,926
     652870 ...................................................       6.50      10/01/32         3,338 @        3,516,725
     654917 ...................................................       6.50      08/01/32         8,619 @        9,080,717
     642102 ...................................................       7.00      05/01/32         4,816 @        5,144,578
     645406 ...................................................       7.00      05/01/32         3,419 @        3,652,430
     645912 ...................................................       7.00      06/01/32         3,767 @        4,023,744
     645913 ...................................................       7.00      06/01/32         3,376 @        3,606,522
     651588 ...................................................       7.00      07/01/32           937          1,000,844
     660181 ...................................................       7.00      10/01/32           922            984,311
     661116 ...................................................       7.00      10/01/32         1,961          2,094,502
     663372 ...................................................       7.00      10/01/32           497            531,040
     663874 ...................................................       7.00      10/01/32         1,733          1,851,481
     669474 ...................................................       7.00      11/01/32         1,373 @        1,466,146
     678012 ...................................................       7.00      08/01/32         4,243 @        4,533,383
     759505 ...................................................       7.00      01/01/34        10,398 @       11,054,329

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
-------------------------------------------------------------------------------------------------------------------------
THE HYPERION TOTAL RETURN FUND, INC.
PORTFOLIO OF INVESTMENTS - (UNAUDITED)                                                       Principal
August 31, 2004                                                    Interest                    Amount
                                                                     Rate       Maturity       (000s)           Value
-------------------------------------------------------------------------------------------------------------------------
     255053 ...................................................       7.50%     12/01/33     $   1,698 @     $  1,822,332
     784369 ...................................................       7.50      07/01/13         1,811          1,867,984
     789284 ...................................................       7.50      05/01/17         2,420 @        2,576,820
     398800 ...................................................       8.00      06/01/12         2,028          2,173,957
     545436 ...................................................       9.00      10/01/31         3,341          3,670,424
     458132 ...................................................       9.41+     03/15/31         6,305 @        7,067,377
                                                                                                             ------------
                                                                                                               79,987,830
                                                                                                             ------------
TOTAL U.S. GOVERNMENT AGENCY PASS-THROUGH CERTIFICATES
        (Cost - $137,734,232) .................................                                               138,307,256
                                                                                                             ------------
U.S. AGENCY OBLIGATION - 4.8%
  Federal Home Loan Mortgage Corporation
        (Cost - $13,533,673) ..................................       5.13      11/07/13        13,600 @       13,706,243
                                                                                                             ------------
TOTAL U.S. GOVERNMENT & Agency Obligations
        (Cost - $162,290,978) .................................                                               163,992,962
                                                                                                             ------------
-------------------------------------------------------------------------------------------------------------------------

ASSET-BACKED SECURITIES - 36.1%
HOUSING RELATED ASSET-BACKED SECURITIES - 27.8%
  125 Home Loan Owner Trust
     Series 1998-1A, Class M2* ................................       7.75      02/15/29         1,167          1,219,001
  Access Financial Manufactured Housing Contract Trust
     Series 1995-1, Class B1 ..................................       7.65      05/15/21        10,060          6,689,900
  Aegis Asset Backed Securities Trust
     Series 2004-2N, Class N1* ................................       4.50      04/25/34         1,563          1,557,069
  Argent NIM Trust
     Series 2004-WN3, Class A* ................................       5.93      03/25/34         2,212          2,212,400
  Argent Securities, Inc. .....................................
     Series 2004-W3, Class M5*(c) .............................       3.91+     02/25/34         2,400          1,841,974
  Asset Backed Securities Corp., NIMS Trust
     Series 2003-HE6, Class A1* ...............................       6.75      11/27/33           724            726,724
  Chase Funding Mortgage Loan Asset-Backed
     Series 2000-1, Class IIM2(c) .............................       2.41+     02/25/30           937            938,707
  Ditech Home Loan Owner Trust
     Series 1998-1, Class M2(d) ...............................  8.14/8.64      06/15/29           902            900,416
  First Franklin Mortgage Loan Trust
     Series 2004-FF4, Class M2 (c) ............................       2.87+     06/25/34         2,000          1,999,940
     Series 2001-FF2, Class M3(c) .............................       3.39+     11/25/31         5,000          5,003,715
     Series 2004-FFH1, Class B*(c) ............................       5.11+     03/25/34         3,050          2,632,223
     Series 2004-FF2, Class B*(c) .............................       5.11+     03/25/34         1,800          1,551,472
     Series 2004-FFH2, Class B1*(c) ...........................       5.11+     06/25/34         2,750          2,296,107
                                                                                                             ------------
                                                                                                               13,483,457
                                                                                                             ------------
  Fremont NIM Trust
     Series 2004-A, Class Note* ...............................       4.75      01/25/34         1,854          1,847,362
  Green Tree Financial Corp.
     Series 1998-3, Class A6 ..................................       6.76      03/01/30         4,854          5,006,641
     Series 1998-4, Class A7 ..................................       6.87      02/01/30         2,193          2,289,565
     Series 1998-8, Class M1 ..................................       6.98      09/01/30         5,000          2,400,000
     Series 1997-6, Class B1 ..................................       7.17      01/15/29        10,000          2,000,000
     Series 1997-6, Class M1 ..................................       7.21      01/15/29         7,000          4,882,500
     Series 1997-6, Class A9 ..................................       7.55      01/15/29         2,988          3,232,278
                                                                                                             ------------
                                                                                                               19,810,984
                                                                                                             ------------
  Long Beach Asset Holdings Corp.
     Series 2003-4, Class N1* .................................       6.54      08/25/33           440            441,677
  Long Beach Mortgage Loan Trust
     Series 2003-4, Class M6(c) ...............................       5.61+     08/25/33         2,400          2,421,432

-------------------------------------------------------------------------------------------------------------------------
THE HYPERION TOTAL RETURN FUND, INC.
PORTFOLIO OF INVESTMENTS - (UNAUDITED)                                                       Principal
August 31, 2004                                                    Interest                    Amount
                                                                     Rate       Maturity       (000s)           Value
-------------------------------------------------------------------------------------------------------------------------
  Mid-State Trust
     Series 10, Class B .......................................       7.54%     02/15/36     $   2,311       $  2,143,236
     Series 2004-1, Class M2 ..................................       8.11      08/15/37         3,911          3,983,221
                                                                                                             ------------
                                                                                                                6,126,457
                                                                                                             ------------
  Option One Mortgage Loan Trust
     Series 2003-4, Class M2(c) ...............................       3.27+     07/25/33         2,125          2,139,342
     Series 2003-1, Class M2(c) ...............................       3.57+     02/25/33         3,000          3,051,354
                                                                                                             ------------
                                                                                                                5,190,696
                                                                                                             ------------
  Sail Net Interest Margin Notes
     Series 2004-2A, Class A* .................................       5.50      03/27/34         2,021          2,019,983
  Structured Asset Investment Loan Trust
     Series 2003-BC8, Class M2(c) .............................       3.37+     08/25/33         3,000          3,042,996
     Series 2004-7, Class B(c) ................................       4.11+     08/25/34         4,321          3,658,017
     Series 2004-2, Class B*(c) ...............................       4.61+     03/25/34         2,234          1,972,096
                                                                                                             ------------
                                                                                                                8,673,109
                                                                                                             ------------
  Vanderbilt Mortgage Finance, Inc.
     Series 2001-B, Class A5 ..................................       6.96      09/07/31         2,000          2,079,092
  Westgate Resorts
     Series 1998-AA, Class A2* ................................       8.26      07/15/13           810            753,479
                                                                                                             ------------
TOTAL HOUSING RELATED ASSET-BACKED SECURITIES
        (Cost - $85,155,747) ..................................                                                78,933,919
                                                                                                             ------------
NON-HOUSING RELATED ASSET- BACKED SECURITIES - 4.5%
  Aerco Ltd.
     Series 2A, Class A3 ......................................       2.06+     07/15/25         2,862          2,060,681
  Airlines Pass Through Trust
     Series 1R, Class A8 ......................................       1.98+     03/15/19         3,000          2,490,000
  Global Rated Eligible Assets Trust
     Series 1998-A, Class A1*(b) ..............................       7.33      03/15/06         1,587              7,936
  MBNA Credit Card Master Trust
     Series 2002-C7, Class C7 .................................       6.70      03/16/15         5,000          5,544,705
  Securitized Multiple Asset Rated Trust
     Series 1997-2, Class A(b) ................................       8.24      03/15/06         2,300             11,499
  Tobacco Settlement Financing Corp.
     Series 2001-A, Class A ...................................       6.36      05/15/25         2,693          2,627,777
                                                                                                             ------------
TOTAL NON-HOUSING RELATED ASSET-BACKED SECURITIES
        (Cost - $16,373,934) ..................................                                                12,742,598
                                                                                                             ------------
FRANCHISE SECURITIES - 1.3%
  FFCA Secured Lending Corp.
     Series 1998-1, Class A1B*(b) .............................       6.73      07/18/13         2,837          3,007,223
  Franchisee Loan Receivable Trust
     Series 1995-B, Class A* ..................................       9.59+     01/15/11         1,372            797,534
                                                                                                             ------------
TOTAL FRANCHISE SECURITIES
        (Cost - $4,221,441) ...................................                                                 3,804,757
                                                                                                             ------------
COLLATERALIZED DEBT OBLIGATIONS - 2.5%
  Anthracite CDO I Ltd.
     Series 2002-CIBA, Class CFL* .............................       2.86+     05/24/37         5,000          5,029,000
  Porter Square Cdo I Limited
     Series 1A, Class C* ......................................       5.62      08/15/38         2,000          2,000,000
                                                                                                             ------------
TOTAL COLLATERALIZED DEBT OBLIGATIONS
        (Cost - $6,992,612) ...................................                                                 7,029,000
                                                                                                             ------------
TOTAL ASSET-BACKED SECURITIES
        (Cost - $112,743,734) .................................                                               102,510,274
                                                                                                             ------------
-------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------
THE HYPERION TOTAL RETURN FUND, INC.
PORTFOLIO OF INVESTMENTS - (UNAUDITED)                                                       Principal
August 31, 2004                                                    Interest                    Amount
                                                                     Rate       Maturity       (000s)           Value
-------------------------------------------------------------------------------------------------------------------------
COMMERCIAL MORTGAGE BACKED SECURITIES - 16.8%
  Bear Stearns Commercial Mortgage Securities
     Series 1999-C1, Class F* .................................       5.64%     02/14/31     $   1,394       $  1,175,867
     Series 1999-C1, Class D ..................................       6.53      02/14/31         5,000          5,499,850
     Series 2001-EPR, Class B* ................................       6.92      02/12/11         5,000 @        5,255,850
                                                                                                             ------------
                                                                                                               11,931,567
                                                                                                             ------------
  Chase Commercial Mortgage Securities Corp.
     Series 2000-2, Class I* ..................................       6.65      07/15/32         1,971          1,195,996
  Columbia Center Trust
     Series 2000-CCT, Class D* ................................       2.36+     12/15/09         2,720          2,718,139
  Commercial Mortgage Asset Trust
     Series 1999-C1, Class C ..................................       7.35      01/17/32         2,000          2,369,300
  Commercial Mortgage Lease-Backed Certificate
     Series 2001-CMLB, Class A1* ..............................       6.75      06/20/31         2,678          2,959,633
  First Chicago/Lennar Trust
     Series 1997-CHL1, Class D* ...............................       7.85+     04/29/39         3,000          3,111,564
  JP Morgan Commercial Mortgage Finance Corp.
     Series 1999-C8, Class C ..................................       7.65+     07/15/31         5,000          5,720,605
  LB-UBS Commercial Mortgage Trust
     Series 2002-C2, Class L* .................................       5.68      07/15/35         5,300          4,856,856
  Mortgage Capital Funding, Inc.
     Series 1996-MC1, Class G*(b) .............................       7.15      06/15/06         4,409          4,673,408
  Nationslink Funding Corp.
     Series 1998-2, Class F* ..................................       7.11      08/20/30         4,840          4,927,023
  UBS 400 Atlantic Street Mortgage Trust
     Series 2002-C1A, Class B3* ...............................       7.19      01/11/22         3,000          3,352,440
                                                                                                             ------------
TOTAL COMMERCIAL MORTGAGE BACKED SECURITIES
        (Cost - $43,435,751) ..................................                                                47,816,531
                                                                                                             ------------
-------------------------------------------------------------------------------------------------------------------------

NON-AGENCY RESIDENTIAL MORTGAGE BACKED SECURITIES - 16.9%
SUBORDINATED COLLATERALIZED MORTGAGE OBLIGATIONS - 16.9%
  ABN AMRO Mortgage Corp.
     Series 2002-1A, Class B3* ................................       5.64+     06/25/32           549            551,406
     Series 2002-1A, Class B4* ................................       5.64+     06/25/32           329            320,725
     Series 2002-1A, Class B5* ................................       5.64+     06/25/32           551            429,740
                                                                                                             ------------
                                                                                                                1,301,871
                                                                                                             ------------
  Banc of America Alternative Loan Trust
     Series 2004-3, Class 30B6 ................................       5.50      04/25/34           810            204,596
  Banc of America Funding Corporation
     Series 2003-3, Class B4 ..................................       5.46+     10/25/33           941            817,126
     Series 2003-3, Class B5 ..................................       5.46+     10/25/33           941            603,478
     Series 2003-3, Class B6 ..................................       5.46+     10/25/33           944            283,206
                                                                                                             ------------
                                                                                                                1,703,810
                                                                                                             ------------
  Banc of America Mortgage Securities, Inc.
     Series 2001-4, Class 1B3 .................................       6.75      04/20/31         2,023          2,068,373
  Citicorp Mortgage Securities, Inc.
     Series 2002-7, Class B5 ..................................       6.37      06/25/32           420            419,729
     Series 2002-7, Class B6 ..................................       6.37      06/25/32           421            298,283
     Series 2002-6, Class B4 ..................................       6.40+     05/25/32           600            600,085
     Series 2002-6, Class B5 ..................................       6.40+     05/25/32           600            570,081
     Series 2002-6, Class B6 ..................................       6.40+     05/25/32           600            300,043
     Series 2001-16, Class M ..................................       6.42+     11/25/31         3,663          3,657,131
     Series 2001-16, Class B1 .................................       6.42+     11/25/31         1,409          1,406,710

-------------------------------------------------------------------------------------------------------------------------
THE HYPERION TOTAL RETURN FUND, INC.
PORTFOLIO OF INVESTMENTS - (UNAUDITED)                                                       Principal
August 31, 2004                                                    Interest                    Amount
                                                                     Rate       Maturity       (000s)           Value
-------------------------------------------------------------------------------------------------------------------------
     Series 2001-16, Class B2 .................................       6.42+%    11/25/31     $     845       $    843,560
     Series 2001-16, Class B3 .................................       6.42+     11/25/31           422            421,396
     Series 2001-16, Class B4 .................................       6.42+     11/25/31           422            422,044
     Series 2001-16, Class B5 .................................       6.42+     11/25/31           424            360,237
                                                                                                             ------------
                                                                                                                9,299,299
                                                                                                             ------------
  Countrywide Home Loans
     Series 2003-57, Class B3 .................................       5.50      01/25/34           496            429,409
  DLJ Mortgage Acceptance Corp.
     Series 1995-T10, Class C* ................................      10.53+     09/02/23            79             67,322
  First Republic Mortgage Loan Trust
     Series 2000-FRB1, Class B3 ...............................       2.12+     06/25/30           736            703,243
  G3 Mortgage Reinsurance Ltd.
     Series 1, Class E* .......................................      21.62+     05/25/08         5,594          6,014,019
  GMAC Mortgage Corp. Loan Trust
     Series 2003-J9, Class B1 .................................       5.50      01/25/34           892            769,493
     Series 2003-J9, Class B2 .................................       5.50      01/25/34           892            562,896
     Series 2003-J9, Class B3 .................................       5.50      01/25/34           893            267,886
     Series 2002-J6, Class B2 .................................       6.25      10/25/32           953            913,312
     Series 2002-J6, Class B3 .................................       6.25      10/25/32         1,271            762,824
                                                                                                             ------------
                                                                                                                3,276,411
                                                                                                             ------------
  Granite Mortgages PLC
     Series 2002-1, Class 1C(c) ...............................       2.93+     04/20/42         5,000          5,078,125
  Residential Accredit Loans, Inc.
     Series 1998-QS5, Class B1* ...............................       6.75      04/25/28         1,207          1,203,107
  Residential Finance Limited Partnership
     Series 2004-B, Class B5* .................................       3.12+     02/10/36         3,554          3,553,603
     Series 2002-A, Class B7 ..................................       7.27+     10/10/34         2,933          3,009,233
                                                                                                             ------------
                                                                                                                6,562,836
                                                                                                             ------------
  Residential Funding Mortgage Securities I, Inc.
     Series 2004-S1, Class B1 .................................       5.25      02/25/34           612            516,625
     Series 2004-S1, Class B3 .................................       5.25      02/25/34           306             97,878
     Series 2003-S7, Class B2 .................................       5.50      05/25/33           689            459,663
     Series 2003-S7, Class B3(a) ..............................       5.50      05/25/33           979            342,700
     Series 1993-S49, Class B2 ................................       6.00      12/25/08            40             40,255
     Series 2002-S7, Class B1 .................................       6.50      05/25/32           806            806,318
     Series 2002-S7, Class B2 .................................       6.50      05/25/32           604            569,110
     Series 2002-S7, Class B3(a) ..............................       6.50      05/25/32           604            483,434
                                                                                                             ------------
                                                                                                                3,315,983
                                                                                                             ------------
  Resix Finance Ltd. Credit-Linked Notes
     Series 2003-D, Class B7* .................................       7.32+     12/10/35         1,978          2,068,296
     Series 2004-A, Class B10* ................................      13.10+     02/10/36           870            890,389
                                                                                                             ------------
                                                                                                                2,958,685
                                                                                                             ------------
  Washington Mutual
     Series 2002-AR7, Class B4 ................................       5.51+     07/25/32         1,292          1,279,014
     Series 2002-AR7, Class B5 ................................       5.51+     07/25/32           969            931,259
     Series 2002-AR7, Class B6 ................................       5.51+     07/25/32         1,616          1,276,803
                                                                                                             ------------
                                                                                                                3,487,076
                                                                                                             ------------
  Wells Fargo Mortgage Backed Securities Trust
     Series 2002-10, Class B6 .................................       6.00      06/25/32           488            317,187
                                                                                                             ------------
TOTAL SUBORDINATED COLLATERALIZED MORTGAGE OBLIGATIONS
        (Cost - $43,299,831) ..................................                                                47,991,352
                                                                                                             ------------
TOTAL NON-AGENCY RESIDENTIAL MORTGAGE BACKED SECURITIES
        (Cost - $43,299,831) ..................................                                                47,991,352
                                                                                                             ------------



-------------------------------------------------------------------------------------------------------------------------
THE HYPERION TOTAL RETURN FUND, INC.
PORTFOLIO OF INVESTMENTS - (UNAUDITED)                                                       Principal
August 31, 2004                                                    Interest                    Amount
                                                                     Rate       Maturity       (000s)           Value
-------------------------------------------------------------------------------------------------------------------------
CORPORATE OBLIGATIONS - 1.6%
AIRLINES - 1.2%
  American Airline ............................................       7.86%     10/01/11     $   2,500       $  2,485,712
  United Airlines, Series 00-2 ................................       7.19      04/01/11           982            814,532
                                                                                                             ------------
                                                                                                                3,300,244
                                                                                                             ------------
TELECOMMUNICATIONS - 0.4%
  Motorola, Inc. ..............................................       8.00      11/01/11         1,000          1,186,829
                                                                                                             ------------
TOTAL CORPORATE OBLIGATIONS
        (Cost - $4,446,584) ...................................                                                 4,487,073
                                                                                                             ------------
-------------------------------------------------------------------------------------------------------------------------
                                                                                              Notional
                                                                                               Amount
-------------------------------------------------------------------------------------------------------------------------
INTEREST ONLY SECURITIES - 8.1%
  Banc of America Commercial Mortgage Inc.
     Series 2003-1, Class XP2*(e) .............................       1.67+     09/11/36        19,165          2,776,763
  Bear Stearns Commercial Mortgage Securities
     Series 2001-TOP2, Class X2*(e) ...........................       1.36+     02/15/35        74,184          3,024,110
  COMM
     Class 2001-J2A, Class EIO*(e) ............................       3.87+     07/16/34        10,000          2,818,190
  Commercial Capital Access One, Inc.
     Series 2001-A, Class T1(e) ...............................       4.50      02/15/09        18,000          3,412,800
  GMAC Commercial Mortgage Securities, Inc.
     Series 2003-C1, Class X1*(e) .............................       0.11+     05/10/36        87,243          3,526,297
  GS Mortgage Securities Corp. II
     Series 2001-ROCK, Class X1*(e) ...........................       0.40+     05/03/18       257,186          3,653,257
  Vendee Mortgage Trust
     Series 1997-2, Class IO(e) ...............................       0.06+     06/15/27        71,762            142,663
  Wachovia Bank Commercial Mortgage Trust
     Series 2002-C2, Class IO1*(e) ............................       0.24+     11/15/34        85,821          3,581,033
                                                                                                             ------------
TOTAL INTEREST ONLY SECURITIES
        (Cost - $21,584,169) ..................................                                                22,935,113
                                                                                                             ------------
-------------------------------------------------------------------------------------------------------------------------
                                                                                              Shares
-------------------------------------------------------------------------------------------------------------------------
INVESTMENT COMPANIES - 7.1%
  McMorgan High Yield Fund ....................................                                 98,279            999,494
  Seix High Yield Fund  .......................................                              1,727,889         19,352,362
                                                                                                             ------------
TOTAL INVESTMENT COMPANIES
        (Cost - $20,585,806) ..................................                                                20,351,856
                                                                                                             ------------
-------------------------------------------------------------------------------------------------------------------------
COMMON STOCK - 0.1%
  Duke Realty Corp. (REIT)
        (Cost - $287,997) .....................................                                 11,583            393,822
                                                                                                             ------------
-------------------------------------------------------------------------------------------------------------------------
PREFERRED STOCKS - 0.8%
  Equity Office Properties TrustSeries B, 5.25% (REIT)
        (Cost - $1,955,458) ...................................                                 46,012          2,328,207
                                                                                                             ------------
TOTAL INVESTMENTS - 145.2%
        (Cost - $410,630,308)** ...............................                                               412,807,190
LIABILITIES IN EXCESS OF OTHER ASSETS - (45.2)% ...............                                              (128,541,931)
                                                                                                             ------------
NET ASSETS - 100.0% ...........................................                                              $284,265,259
                                                                                                             ============

-------------------------------------------------------------------------------------------------------------------------
THE HYPERION TOTAL RETURN FUND, INC.
PORTFOLIO OF INVESTMENTS - (UNAUDITED)
August 31, 2004
                                                                                               Shares           Value
-------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------

@    -  Portion or entire principal amount delivered as collateral for reverse repurchase agreements.

+    -  Variable Rate Security: Interest rate is the rate in effect August 31,
        2004.

* - Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold in transactions exempt from registration, normally to qualified institutional buyers.

(a) - Represents a class of subordinated mortgage backed securities (First Loss Bonds) that are the first to receive credit losses on the underlying mortgage pools and will continue to receive the credit losses until the subordinated class is paid off.

(b)  -  These issuers are currently making only partial interest payments.

(c) - Security is a "step up" bond where coupon increases or steps up at a predetermined date. At that date the coupon increases to LIBOR plus a predetermined margin.

(d) - Security is a "step up" bond where coupon increases or steps up at a predetermined date. Rates shown are current coupon and next coupon rate when security steps up.

(e) - Interest rate is based on the notional amount of the underlying mortgage pools.

#    -  Portion or entire principal amount is held as collateral for open futures contracts.

REIT -  Real Estate Investment Trust

**   -  At August 31, 2004, the aggregate cost of investments for income tax purposes was $410,630,308. Net unrealized appreciation aggregated $2,176,882 of which $15,230,615 related to appreciated investment securities and $13,053,733 related to depreciated investment securities.


See notes to financial statements.

--------------------------------------------------------------------------------
THE HYPERION TOTAL RETURN FUND, INC.
NOTES TO FINANCIAL STATEMENTS - (UNAUDITED)
August 31, 2004

--------------------------------------------------------------------------------

At August 31, 2004, the Fund had the following reverse repurchase agreements outstanding:

                                                                                      Maturity
 Face Value     Description                                                            Amount
------------    --------------------------------------------------------------      ------------
$  4,372,000    Morgan Stanley, 1.57%, dated 8/12/04, maturity date 9/10/04         $  4,377,529
   3,871,000    Morgan Stanley, 1.57%, dated 8/12/04, maturity date 9/10/04            3,875,896
   4,962,000    Morgan Stanley, 1.57%, dated 8/12/04, maturity date 9/22/04            4,970,872
  10,742,000    Morgan Stanley, 1.58%, dated 8/24/04, maturity date 9/02/04           10,746,243
   5,858,000    Merrill Lynch, 1.63%,  dated 8/26/04, maturity date 9/23/04            5,865,427
   4,674,000    Merrill Lynch, 1.35%,  dated 4/14/04, maturity date 10/14/04           4,706,075
   3,865,000    Merrill Lynch, 1.35%,  dated 4/14/04, maturity date 10/14/04           3,891,524
   8,757,000    Merrill Lynch, 1.63%,  dated 8/23/04, maturity date 9/23/04            8,769,291
   1,412,000    Lehman Brothers, 1.60%, dated 8/12/04, maturity date 9/17/04           1,414,259
   1,765,000    Lehman Brothers, 1.60%, dated 8/12/04, maturity date 9/17/04           1,767,824
   3,472,000    Lehman Brothers, 1.60%, dated 8/17/04, maturity date 9/08/04           3,475,395
   2,508,000    Lehman Brothers, 1.60%, dated 8/17/04, maturity date 9/08/04           2,510,452
   5,913,000    Lehman Brothers, 1.60%, dated 8/19/04, maturity date 9/23/04           5,922,198
   4,292,000    Lehman Brothers, 1.60%, dated 8/19/04, maturity date 9/23/04           4,298,676
   6,895,000    Lehman Brothers, 1.61%, dated 8/23/04, maturity date 9/23/04           6,904,559
  13,430,000    Lehman Brothers, 1.57%, dated 8/26/04, maturity date 9/09/04          13,438,200
   3,323,000    Goldman Sachs, 1.58%, dated 8/12/04, maturity date 9/02/04             3,326,063
   4,724,000    Goldman Sachs, 1.57%, dated 8/20/04, maturity date 9/02/04             4,726,678
   3,441,000    Goldman Sachs, 1.58%, dated, 8/23/04, maturity date 9/02/04            3,442,510
  14,147,980    Goldman Sachs, 1.58%, dated 8/26/04, maturity date 9/09/04            14,156,673
  19,468,825    Goldman Sachs, 1.61%, dated 8/26/04, maturity date 9/23/04            19,493,204
   3,798,000    Bear Stearns, 1.68%,  dated 8/17/04, maturity date 9/02/04             3,800,830
------------                                                                        ------------
$135,690,805
============

                    Maturity Amount, Including Interest Payable                     $135,880,378
                                                                                    ------------
                    Market Value of Assets Sold Under Agreements                    $141,978,068
                                                                                    ------------
                    Weighted Average Interest Rate                                          1.58%
                                                                                    ------------


The average daily balance of reverse repurchase agreements outstanding during the nine months ended August 31, 2004, was approximately $134,446,925 at a weighted average interest rate of 1.13%. The maximum amount of reverse repurchase agreements outstanding at any time during the period was $146,286,632 as of March 5, 2004, which was 33.38% of total assets.

--------------------------------------------------------------------------------
THE HYPERION TOTAL RETURN FUND, INC.
NOTES TO FINANCIAL STATEMENTS - (UNAUDITED)
August 31, 2004

--------------------------------------------------------------------------------

As of August 31, 2004, the following swap agreements were outstanding:

                                                                                                          Net
                                                                                                       Unrealized
                    Expiration                                                                       Appreciation/
Notional Amount        Date                            Description                                  (Depreciation)
---------------     ----------  -------------------------------------------------------------------  ---------------
 $ 40,000,000        06/04/08   Agreement with Goldman Sachs Capital Markets, LP, dated 06/02/03       $  867,767
                                to pay semi-annually the notional amount multiplied by 2.710% and to receive quarterly the notional amount multiplied by 3 month
                                USD-LIBOR-BBA.

 $ 40,000,000        03/05/06   Agreement with Goldman Sachs Capital Markets, LP, dated 03/03/04            3,164
                                to pay semi-annually the notional amount multiplied by 2.064% and to receive quarterly the notional amount multiplied by 3 month
                                USD-LIBOR-BBA.

 $ 40,000,000        04/27/07   Agreement with Goldman Sachs Capital Markets, LP, dated 03/03/04          (10,305)
                                to receive semi-annually the notional amount multiplied by 2.710%
                                and to pay quarterly the notional amount multiplied by 3 month
                                USD-LIBOR-BBA.
                                                                                                       ----------
                                                                                                       $  860,626
                                                                                                       ==========

As of August 31, 2004, the following futures contract was outstanding:

LONG:
-----

                                                                                                Unrealized
  Notional                                                   Cost at          Value at         Appreciation/
   Amount     Type                       Expiration Date   Trade Date     August 31, 2004     (Depreciation)
-----------   ----                       ---------------   ----------     ---------------     --------------
$18,600,000   5 Yr. U.S. Treasury Note   December 2004     $20,470,115    $20,582,063            $ 111,948

Item 2. Controls and Procedures.

     (a) The Registrant's principal executive officer and principal financial officer have concluded that the Registrant's Disclosure Controls and Procedures are effective, based on their evaluation of such Disclosure Controls and Procedures as of a date within 90 days of the filing of this report on Form N-Q.

     (b) As of the date of filing this Form N-Q, the Registrant's principal executive officer and principal financial officer are aware of no changes in the Registrant's internal control over financial reporting that occurred during the Registrant's last fiscal quarter that has materially affected or is reasonably likely to materially affect the Registrant's internal control over financial reporting.


Item 3. Exhibits

     (a) Certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act. Filed herewith.

                                   SIGNATURES


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE HYPERION TOTAL RETURN FUND, INC.


By:  /s/ Clifford E. Lai
     Clifford E. Lai
     Principal Executive Officer

Date:  October 28, 2004

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:  /s/ Clifford E. Lai
         Clifford E. Lai
         Principal Executive Officer

Date:  October 28, 2004

By:  /s/ Thomas F. Doodian
         Thomas F. Doodian
         Treasurer and Principal Financial Officer

Date:  October 28, 2004